UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2014

Date of reporting period:  September 30, 2013

Item 1. Schedule of Investments.

Frontegra RobecoSAM Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Number of Shares		Value
COMMON STOCKS 95.9%
	Australia 5.3%
16,575	AGL Energy Ltd.	$238,436
7,974	National Australia Bank Ltd.	255,304
6,538	Westpac Banking Corp.	199,629
6,592	Woodside Petroleum Ltd.	235,593
		928,962
	Canada 2.5%
2,359	Canadian Imperial Bank of Commerce	187,932
7,471	TELUS Corp.	247,619
		435,551
	France 4.4%
13,291	Total SA	771,284

	Germany 2.6%
1,137	Adidas AG	123,332
2,619	Fresenius SE & Co. KGaA	325,329
		448,661
	Italy 3.2%
13,283	Eni SpA	304,590
51,046	Snam SpA	258,552
		563,142
	Japan 5.3%
12,800	Keihin Corp.	205,357
45,000	Marubeni Corp.	353,426
16,800	Stanley Electric Co. Ltd.	356,356
		915,139
	Netherlands 1.7%
3,985	Koninklijke DSM NV	300,716

	Norway 2.2%
19,521	DnB NOR ASA	296,390
3,927	Statoil ASA	89,142
		385,532
	Philippines 0.5%
133,500	Manila Water Co., Inc.	86,619

	Sweden 0.8%
3,390	Svenska Handelsbanken AB - Class A	145,006

	Switzerland 10.3%
2,563	Roche Holding AG	691,232
3,815	Swiss RE AG	315,544
965	Swisscom AG	463,746
1,300	Zurich Insurance Group AG	334,793
		1,805,315
	United Kingdom 7.4%
54,599	Barclays PLC	234,678
78,559	BT Group PLC	435,464
146,232	Legal & General Group PLC	464,476
34,795	WM Morrison Supermarkets PLC	157,724
		1,292,342

	United States 49.7%
4,394	Abbott Laboratories	145,837
2,027	Caterpillar, Inc.	168,991
12,984	Cisco Systems, Inc.	304,085
3,556	Colgate-Palmolive Co.	210,871
6,423	Dell, Inc.	88,445
4,336	E.I. du Pont de Nemours & Co.	253,916
4,033	Emerson Electric Co.	260,935
13,493	Hartford Financial Services Group, Inc.	419,902
3,616	Illinois Tool Works, Inc.	275,792
2,690	International Business Machines Corp.	498,134
4,307	Kimberly-Clark Corp.	405,805
3,311	Life Technologies Corp. (a)	247,762
3,408	Limited Brands, Inc.	208,229
370	MasterCard, Inc. - Class A	248,929
3,397	McDonald's Corp.	326,825
11,251	Microsoft Corp.	374,771
2,852	National Oilwell Varco, Inc.	222,770
8,005	Occidental Petroleum Corp.	748,788
5,845	ONEOK, Inc.	311,655
9,719	Oracle Corp.	322,379
1,747	Parker-Hannifin Corp.	189,934
23,042	Pfizer, Inc.	661,536
11,500	Reynolds American, Inc.	560,970
2,937	SanDisk Corp.	174,781
7,772	The Procter & Gamble Co.	587,485
2,334	UnitedHealth Group, Inc.	167,138
7,368	Wells Fargo & Co.	304,446
		8,691,111
	Total Common Stocks
	(Cost $12,649,249)	16,769,380

PREFERRED STOCKS 1.5%
	Germany 1.5%
2,506	Henkel AG & Co. KGaA	258,235

	Total Preferred Stocks
	(Cost $119,162)	258,235

RIGHTS 0.1%
	United Kingdom 0.1%
13,650	Barclays PLC (a)	17,844

	Total Rights
	(Cost $16,759)	17,844

SHORT-TERM INVESTMENTS 1.8%
	Investment Company 1.8%
315,109	STIT-STIC Prime Portfolio - Institutional Class, 0.02%	315,109
	Total Short-Term Investments
	(Cost $315,109)	315,109

	Total Investments 99.3%
	(Cost $13,100,279)	17,360,568

	Other Assets in Excess of Liabilities 0.7%	129,058

	TOTAL NET ASSETS 100.0%	$17,489,626

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$13,100,279
Gross unrealized appreciation	4,306,461
Gross unrealized depreciation	(46,172)
Net unrealized appreciation	$4,260,289

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.8%
	France 8.2%
263,633	Danone	$19,844,341
195,301	Sanofi	19,808,052
		39,652,393
	Germany 1.9%
83,464	Adidas AG	9,053,469

	Netherlands 1.2%
149,819	Unilever NV	5,828,141

	Switzerland 8.7%
303,822	Nestle SA	21,249,231
273,248	Novartis AG	20,999,321
		42,248,552
	United Kingdom 7.0%
298,417	Diageo PLC	9,493,110
4,150,282	Tesco PLC	24,120,953
		33,614,063
	United States 70.8%
182,329	American Express Co.	13,769,486
237,211	DIRECTV (a)	14,173,357
461,707	eBay, Inc. (a)	25,758,634
26,562	Google, Inc. - Class A (a)	23,265,921
88,005	Johnson & Johnson	7,629,153
576,642	Lowe's Companies, Inc.	27,453,926
22,037	MasterCard, Inc. - Class A	14,826,053
95,789	McDonald's Corp.	9,215,860
961,340	Microsoft Corp.	32,022,235
872,577	Oracle Corp.	28,943,379
144,213	State Street Corp.	9,482,005
336,696	Target Corp.	21,541,810
615,730	The Bank of New York Mellon Corp.	18,588,889
131,566	The Coca-Cola Co.	4,983,720
409,134	U.S. Bancorp	14,966,122
82,715	Visa, Inc. - Class A	15,806,837
235,672	Wal-Mart Stores, Inc.	17,430,301
508,939	Wells Fargo & Co.	21,029,359
290,039	Yum! Brands, Inc.	20,705,884
		341,592,931
	Total Common Stocks
	(Cost $431,425,454)	471,989,549

SHORT-TERM INVESTMENTS 2.0%
	Investment Company 2.0%
9,482,064	STIT Liquid Assets Portfolio - Institutional Class, 0.08%	9,482,064
	Total Short-Term Investments
	(Cost $9,482,064)	9,482,064

	Total Investments 99.8%
	(Cost $440,907,518)	481,471,613

	Other Assets in Excess of Liabilities 0.2%	932,900

	TOTAL NET ASSETS 100.0%	$482,404,513

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$440,907,518
Gross unrealized appreciation	41,578,690
Gross unrealized depreciation	(1,014,595)
Net unrealized appreciation	$40,564,095

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.3%
	Australia 7.8%
15,533	APA Group	$86,509
21,710	DUET Group	44,152
36,518	Envestra Ltd.	37,304
62,749	SP AusNet	70,246
25,305	Spark Infrastructure Group	39,188
37,834	Sydney Airport	138,710
27,608	Transurban Group	175,137
		591,246
	Austria 0.3%
400	Flughafen Wien AG	27,084

	Belgium 0.7%
1,154	Elia System Operator SA/NV	51,363

	Canada 8.3%
2,452	Emera, Inc.	70,914
5,150	Enbridge, Inc.	215,090
3,936	Fortis, Inc.	119,564
5,013	TransCanada Corp.	220,221
581	Valener, Inc.	8,884
		634,673
	France 6.6%
1,839	Aeroports de Paris	192,538
4,089	Eutelsat Communications SA	129,278
6,272	SES SA - ADR	179,460
		501,276
	Germany 2.0%
1,715	Fraport AG Frankfurt Airport Services Worldwide	120,369
1,387	Hamburger Hafen und Logistik AG	34,113
		154,482
	Hong Kong 2.8%
23,984	Power Assets Holdings Ltd.	214,609

	Italy 9.9%
12,057	Atlantia SpA	245,159
28,057	Gemina SpA (a)	63,464
46,854	Snam SpA	237,319
4,339	Societa Iniziative Autostradali e Servizi SpA	42,675
37,340	Terna Rete Elettrica Nazionale SpA	168,519
		757,136
	Mexico 2.7%
6,327	Grupo Aeroportuario del Centro Norte SAB de CV	21,123
8,865	Grupo Aeroportuario del Pacifico SAB de CV - Class B	45,376
5,149	Grupo Aeroportuario del Sureste SAB de CV - Class B	56,362
32,080	OHL Mexico SAB de CV (a)	84,431
		207,292
	Netherlands 1.8%
2,375	Koninklijke Vopak NV	136,087

	New Zealand 1.4%
25,223	Auckland International Airport Ltd.	69,446
17,396	Vector Ltd.	38,288
		107,734
	Spain 6.4%
12,338	Abertis Infraestructuras SA	239,773
4,435	Enagas SA	108,688
2,513	Red Electrica Corp. SA	143,026
		491,487
	Switzerland 0.8%
117	Flughafen Zuerich AG	61,679

	United Kingdom 7.5%
18,871	National Grid PLC	223,171
6,796	Pennon Group PLC	76,905
4,439	Severn Trent PLC	126,695
12,670	United Utilities Group PLC	141,735
		568,506
	United States 38.3%
425	ALLETE, Inc.	20,527
1,236	Alliant Energy Corp.	61,244
2,443	Ameren Corp.	85,114
3,679	American Electric Power Co., Inc.	159,485
362	American States Water Co.	9,977
1,877	American Water Works Co., Inc.	77,483
1,861	Aqua America, Inc.	46,022
1,050	Atmos Energy Corp.	44,719
516	Avista Corp.	13,622
396	California Water Service Group	8,047
4,348	CenterPoint Energy, Inc.	104,222
640	Cleco Corp.	28,698
2,804	CMS Energy Corp.	73,801
3,088	Consolidated Edison, Inc.	170,272
1,763	DTE Energy Co.	116,323
2,483	Duke Energy Corp.	165,815
345	El Paso Electric Co.	11,523
1,630	Great Plains Energy, Inc.	36,186
532	IDACORP, Inc.	25,749
827	Integrys Energy Group, Inc.	46,221
554	ITC Holdings Corp.	51,998
199	MGE Energy, Inc.	10,855
3,225	NiSource, Inc.	99,620
3,172	Northeast Utilities	130,845
254	Northwest Natural Gas Co.	10,663
352	NorthWestern Corp.	15,812
2,496	NV Energy, Inc.	58,931
2,442	Pepco Holdings, Inc.	45,079
4,264	PG&E Corp.	174,483
841	Piedmont Natural Gas Co., Inc.	27,652
1,165	Pinnacle West Capital Corp.	63,772
881	PNM Resources, Inc.	19,937
834	Portland General Electric Co.	23,544
1,847	Questar Corp.	41,539
1,406	SCANA Corp.	64,732
2,066	Sempra Energy	176,850
263	SJW Corp.	7,369
537	Southwest Gas Corp.	26,850
2,299	TECO Energy, Inc.	38,025
401	The Empire District Electric Co.	8,686

344	The Laclede Group, Inc.	15,480
3,876	The Southern Co.	159,614
618	UIL Holdings Corp.	22,977
445	UNS Energy Corp.	20,746
872	Vectren Corp.	29,081
1,343	Westar Energy, Inc.	41,163
2,294	Wisconsin Energy Corp.	92,632
5,014	Xcel Energy, Inc.	138,437
		2,922,422
	Total Common Stocks
	(Cost $6,983,597)	7,427,076

CLOSED-END FUNDS 1.0%
	United Kingdom 1.0%
22,054	HICL Infrastructure Co. Ltd.	46,379
14,172	International Public Partnerships Ltd.	28,449
		74,828
	Total Closed-End Funds
	(Cost $70,262)	74,828

RIGHTS 0.2%
	Spain 0.2%
12,338	Abertis Infraestructuras SA (a)	12,001

	Total Rights
	(Cost $9,850)	12,001

SHORT-TERM INVESTMENTS 0.3%
	Investment Company 0.3%
25,887	STIT Liquid Assets Portfolio - Institutional Class, 0.08%	25,887
	Total Short-Term Investments
	(Cost $25,887)	25,887

	Total Investments 98.8%
	(Cost $7,089,596)	7,539,792

	Other Assets in Excess of Liabilities 1.2%	89,734

	TOTAL NET ASSETS 100.0%	$7,629,526

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$7,089,596
Gross unrealized appreciation	533,391
Gross unrealized depreciation	(83,195)
Net unrealized appreciation	$450,196

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Number of Shares		Value
COMMON STOCKS 95.5%
	Consumer Discretionary 18.8%
352	Buffalo Wild Wings, Inc. (a)	$39,149
1,364	Capella Education Co. (a)	77,148
2,652	Conn's, Inc. (a)	132,706
2,134	Diversified Restaurant Holdings, Inc. (a)	13,999
426	DSW, Inc. - Class A	36,346
1,443	Fifth & Pacific Companies, Inc. (a)	36,263
919	Five Below, Inc. (a)	40,206
3,388	Grand Canyon Education, Inc. (a)	136,469
1,962	Lithia Motors, Inc. - Class A	143,147
3,226	Multimedia Games Holdings Co., Inc. (a)	111,458
2,086	Pandora Media, Inc. (a)	52,421
2,443	Penske Automotive Group, Inc.	104,389
826	Red Robin Gourmet Burgers, Inc. (a)	58,729
279	Shutterstock, Inc. (a)	20,289
3,218	Tuesday Morning Corp. (a)	49,139
433	YY, Inc. - ADR (a)	20,256
		1,072,114
	Consumer Staples 0.4%
2,443	Inventure Foods, Inc. (a)	25,651

	Energy 11.0%
2,404	Diamondback Energy, Inc. (a)	102,507
744	Dril-Quip, Inc. (a)	85,374
1,938	EPL Oil & Gas, Inc. (a)	71,919
2,230	Oasis Petroleum, Inc. (a)	109,560
8,093	PowerSecure International, Inc. (a)	129,893
2,034	Sanchez Energy Corp. (a)	53,718
7,850	Synergy Resources Corp. (a)	76,537
		629,508
	Financial Services 4.5%
1,963	HCI Group, Inc.	80,169
4,792	Tree.com, Inc.	125,838
1,627	United Insurance Holdings Corp.	14,366
1,086	Xoom Corp. (a)	34,546
		254,919
	Health Care 21.2%
2,085	Acadia Healthcare Company, Inc. (a)	82,212
1,643	Addus HomeCare Corp. (a)	47,598
1,013	Air Methods Corp.	43,154
2,973	Albany Molecular Research, Inc. (a)	38,322
3,968	Cancer Genetics, Inc. (a)	80,392
1,004	Capital Senior Living Corp. (a)	21,235
2,790	Cardiovascular Systems, Inc. (a)	55,939
1,815	Evoke Pharma, Inc. (a)	21,780
3,132	Healthways, Inc. (a)	57,973
970	Jazz Pharmaceuticals PLC (a)	89,211
6,037	Lannett Co., Inc. (a)	131,727
2,400	Ligand Pharmaceuticals, Inc. - Class B (a)	103,872
290	Medidata Solutions, Inc. (a)	28,690
7,540	Novadaq Technologies, Inc. (a)	125,013

968	Prestige Brands Holdings, Inc. (a)	29,156
3,826	Repligen Corp. (a)	42,430
3,537	Sagent Pharmaceuticals, Inc. (a)	72,155
1,410	Team Health Holdings, Inc. (a)	53,495
7,655	TearLab Corp. (a)	84,664
		1,209,018
	Materials & Processing 0.9%
725	Apogee Enterprises, Inc.	21,518
1,082	U.S. Silica Holdings, Inc.	26,942
		48,460
	Producer Durables 17.4%
299	Allegiant Travel Co.	31,503
904	Barrett Business Services, Inc.	60,848
167	Benefitfocus, Inc. (a)	8,210
1,332	Costa, Inc. (a)	25,334
722	CoStar Group, Inc. (a)	121,224
575	Liquidity Services, Inc. (a)	19,297
2,072	MasTec, Inc. (a)	62,781
875	MAXIMUS, Inc.	39,410
528	Old Dominion Freight Lines, Inc. (a)	24,283
4,477	On Assignment, Inc. (a)	147,741
349	Power Solutions International, Inc. (a)	20,633
1,671	Proto Labs, Inc. (a)	127,648
2,280	Scorpio Tankers, Inc.	22,253
281	TransDigm Group, Inc.	38,975
2,211	TrueBlue, Inc. (a)	53,086
3,159	WageWorks, Inc. (a)	159,371
1,319	Wesco Aircraft Holdings, Inc. (a)	27,607
		990,204
	Technology 21.3%
1,393	Acxiom Corp. (a)	39,547
4,401	Callidus Software, Inc. (a)	40,357
7,047	Carbonite, Inc. (a)	105,705
1,723	Ciena Corp. (a)	43,041
1,401	CommVault Systems, Inc. (a)	123,050
3,187	FormFactor, Inc. (a)	21,863
495	Guidewire Software, Inc. (a)	23,319
7,221	inContact, Inc. (a)	59,718
8,391	LifeLock, Inc. (a)	124,438
4,320	MagnaChip Semiconductor Corp. (a)	93,010
8,977	MaxLinear, Inc. - Class A (a)	74,419
6,589	NeoPhotonics Corp. (a)	48,693
845	NeuStar, Inc. - Class A (a)	41,811
2,188	Perficient, Inc. (a)	40,172
1,407	PROS Holdings, Inc. (a)	48,105
3,135	Responsys, Inc. (a)	51,727
2,555	Super Micro Computer, Inc. (a)	34,595
2,269	Tangoe, Inc. (a)	54,138
1,016	Tyler Technologies, Inc. (a)	88,869
1,630	Ubiquiti Networks, Inc.	54,752
1,063	xG Technology, Inc. (a)	5,209
		1,216,538
	Total Common Stocks
	(Cost $3,892,330)	5,446,412

WARRANTS 0.0%
	Technology 0.0%
532	xG Technology, Inc. (a)	681

	Total Warrants
	(Cost $5)	681

SHORT-TERM INVESTMENTS 9.3%
	Investment Company 9.3%
529,595	STIT-STIC Prime Portfolio - Institutional Class, 0.02%	529,595
	Total Short-Term Investments
	(Cost $529,595)	529,595

	Total Investments 104.8%
	(Cost $4,421,930)	5,976,688

	Liabilities in Excess of Other Assets (4.8)%	(273,741)

	TOTAL NET ASSETS 100.0%	$5,702,947

(a) Non-Income Producing.
ADR - American Depositary Receipt.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$4,421,930
Gross unrealized appreciation	1,579,705
Gross unrealized depreciation	(24,947)
Net unrealized appreciation	$1,554,758

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.4%
	Consumer Discretionary 18.1%
278,514	Accuride Corp. (a)	$1,431,562
54,579	ANN, Inc. (a)	1,976,851
37,078	Cabela's, Inc. (a)	2,337,026
39,783	Capella Education Co. (a)	2,250,126
23,938	Carter's, Inc.	1,816,655
46,423	DeVry, Inc.	1,418,687
36,313	Domino's Pizza, Inc.	2,467,468
60,165	Ethan Allen Interiors, Inc.	1,676,799
35,085	Tenneco, Inc. (a)	1,771,793
35,854	The Cheesecake Factory, Inc.	1,575,783
195,644	Zale Corp. (a)	2,973,789
		21,696,539
	Consumer Staples 6.1%
129,470	Boulder Brands, Inc. (a)	2,076,699
22,452	Casey's General Stores, Inc.	1,650,222
224,312	SUPERVALU, Inc. (a)	1,846,087
26,712	TreeHouse Foods, Inc. (a)	1,785,163
		7,358,171
	Energy 5.0%
60,654	Bill Barrett Corp. (a)	1,523,022
50,370	Superior Energy Services, Inc. (a)	1,261,265
25,651	Whiting Petroleum Corp. (a)	1,535,212
183,968	Willbros Group, Inc. (a)	1,688,826
		6,008,325
	Financials 18.9%
77,848	BancorpSouth, Inc.	1,552,289
46,634	Cedar Fair LP	2,033,242
42,699	Community Bank System, Inc.	1,456,890
37,357	Endurance Specialty Holdings Ltd.	2,006,818
72,582	Glacier Bancorp, Inc.	1,793,501
327,863	MGIC Investment Corp. (a)	2,386,843
103,883	Old National Bancorp	1,475,139
67,271	PHH Corp. (a)	1,597,014
24,585	Prosperity Bancshares, Inc.	1,520,336
78,605	Selective Insurance Group, Inc.	1,925,823
38,181	The Hanover Insurance Group, Inc.	2,112,173
35,632	Walter Investment Management Corp. (a)	1,408,889
57,623	Webster Financial Corp.	1,471,115
		22,740,072
	Health Care 8.0%
46,706	Acadia Healthcare Company, Inc. (a)	1,841,618
28,380	Haemonetics Corp. (a)	1,131,794
86,024	Invacare Corp.	1,485,635
24,754	LifePoint Hospitals, Inc. (a)	1,154,279
17,857	Magellan Health Services, Inc. (a)	1,070,706
47,467	U.S. Physical Therapy, Inc.	1,475,274
52,785	VCA Antech, Inc. (a)	1,449,476
		9,608,782

	Industrials 15.1%
46,022	Actuant Corp. - Class A	1,787,494
110,891	Commercial Vehicle Group, Inc. (a)	882,692
24,998	General Cable Corp.	793,687
14,388	Genesee & Wyoming, Inc. (a)	1,337,652
56,364	Herman Miller, Inc.	1,644,702
179,555	PGT, Inc. (a)	1,779,390
81,958	Titan International, Inc.	1,199,865
60,638	TriMas Corp. (a)	2,261,797
38,763	United Rentals, Inc. (a)	2,259,495
32,269	United Stationers, Inc.	1,403,702
43,841	Westinghouse Air Brake Technologies Corp.	2,756,284
		18,106,760
	Information Technology 13.5%
135,196	Checkpoint Systems, Inc. (a)	2,257,773
179,144	Ciber, Inc. (a)	591,175
127,413	Entegris, Inc. (a)	1,293,242
47,490	Fair Isaac Corp.	2,625,247
97,616	Fairchild Semiconductor International, Inc. (a)	1,355,886
39,614	Liquidity Services, Inc. (a)	1,329,446
26,019	Monotype Imaging Holdings, Inc.	745,705
35,556	Plexus Corp. (a)	1,322,683
125,588	Polycom, Inc. (a)	1,371,421
60,993	Progress Software Corp. (a)	1,578,499
73,333	VeriFone Systems, Inc. (a)	1,676,393
		16,147,470
	Materials 6.6%
19,402	Acuity Brands, Inc.	1,785,372
25,839	Carpenter Technology Corp.	1,501,504
14,960	Compass Minerals International, Inc.	1,140,999
75,755	Intrepid Potash, Inc.	1,187,839
34,612	Sensient Technologies Corp.	1,657,569
26,675	Unifi, Inc. (a)	623,128
		7,896,411
	Real Estate Investment Trusts 5.2%
263,805	FelCor Lodging Trust, Inc. (a)	1,625,039
105,708	First Industrial Realty Trust, Inc.	1,719,869
20,399	National Health Investors, Inc.	1,160,499
39,695	Sun Communities, Inc.	1,691,801
		6,197,208
	Utilities 0.9%
50,272	The Empire District Electric Co.	1,088,891

	Total Common Stocks
	(Cost $70,307,058)	116,848,629

SHORT-TERM INVESTMENTS 2.7%
	Investment Company 2.7%
3,224,976	Fidelity Institutional Money Market Portfolio - Select Class, 0.01%	3,224,976
	Total Short-Term Investments
	(Cost $3,224,976)	3,224,976

	Total Investments 100.1%
	(Cost $73,532,034)	120,073,605

	Liabilities in Excess of Other Assets (0.1)%	(113,237)

	TOTAL NET ASSETS 100.0%	$119,960,368

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$73,532,034
Gross unrealized appreciation	47,279,128
Gross unrealized depreciation	(737,557)
Net unrealized appreciation	$46,541,571

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2013 (Unaudited)

Number of Shares		Value
COMMON STOCKS 95.5%
	Consumer Discretionary 11.8%
1,552	Bob Evans Farms, Inc.	$88,883
759	Cracker Barrel Old Country Store, Inc.	78,359
4,935	Dana Holding Corp.	112,715
1,784	Deckers Outdoor Corp. (a)	117,601
1,968	Destination Maternity Corp.	62,583
3,225	DeVry, Inc.	98,556
989	Group 1 Automotive, Inc.	76,826
1,970	Lamar Advertising Co. - Class A (a)	92,649
1,464	Meredith Corp.	69,716
1,450	Outerwall, Inc. (a)	72,485
4,911	Pier 1 Imports, Inc.	95,863
13,128	Scientific Games Corp. - Class A (a)	212,280
2,241	Stage Stores, Inc.	43,027
2,426	Steiner Leisure Ltd. (a)	141,751
		1,363,294
	Consumer Staples 3.0%
1,635	CST Brands, Inc.	48,723
5,021	Darling International, Inc. (a)	106,244
1,773	Post Holdings, Inc. (a)	71,576
1,405	USANA Health Sciences, Inc. (a)	121,940
		348,483
	Energy 7.7%
2,191	Approach Resources, Inc. (a)	57,579
3,091	Carrizo Oil & Gas, Inc. (a)	115,325
3,483	Gulfport Energy Corp. (a)	224,096
11,179	Kodiak Oil & Gas Corp. (a)	134,819
1,270	PDC Energy, Inc. (a)	75,616
6,472	Rex Energy Corp. (a)	144,326
2,437	Rosetta Resources, Inc. (a)	132,719
		884,480
	Financials 23.9%
5,930	American Equity Investment Life Holding Co.	125,834
5,030	Ameris Bancorp (a)	92,451
5,803	Banco Latinoamericano de Comercio Exterior S.A.	144,611
3,202	Banner Corp.	122,188
15,629	CNO Financial Group, Inc.	225,057
3,256	First Republic Bank	151,827
5,028	Hanmi Financial Corp.	83,314
11,106	Heritage Commerce Corp.	84,961
1,406	IBERIABANK Corp.	72,929
13,477	ICG Group, Inc. (a)	191,239
9,394	National Penn Bancshares, Inc.	94,410
2,058	Nelnet, Inc. - Class A	79,130
14,685	NewBridge Bancorp (a)	107,054
2,932	Primerica, Inc.	118,277
3,136	Protective Life Corp.	133,437
6,100	State Bank Financial Corp.	96,807
2,035	Sterling Financial Corp.	58,303
1,771	SVB Financial Group (a)	152,961
56,705	Synovus Financial Corp.	187,127

5,959	United Community Banks, Inc. (a)	89,385
7,035	Washington Banking Co.	98,912
13,127	Wilshire Bancorp, Inc.	107,379
3,125	Wintrust Financial Corp.	128,344
		2,745,937
	Health Care 3.8%
18,524	Accuray, Inc. (a)	136,892
1,543	United Therapeutics Corp. (a)	121,666
1,458	ViroPharma, Inc. (a)	57,299
1,747	WellCare Health Plans, Inc. (a)	121,836
		437,693
	Industrials 12.3%
14,488	Aceto Corp.	226,303
702	AMERCO	129,259
2,488	Beacon Roofing Supply, Inc. (a)	91,732
1,297	Esterline Technologies Corp. (a)	103,617
1,700	Kadant, Inc.	57,103
3,008	MYR Group, Inc. (a)	73,094
2,098	Park-Ohio Holdings Corp. (a)	80,605
4,458	Spirit Airlines, Inc. (a)	152,776
1,809	The Timken Company	109,264
2,522	Trinity Industries, Inc.	114,373
1,429	UniFirst Corp.	149,216
2,424	URS Corp.	130,290
		1,417,632
	Information Technology 13.8%
15,044	Atmel Corp. (a)	111,927
4,059	Compuware Corp.	45,461
3,633	Euronet Worldwide, Inc. (a)	144,593
6,310	Internap Network Services Corp. (a)	43,855
1,268	Measurement Specialties, Inc. (a)	68,776
4,652	Methode Electronics, Inc.	130,256
6,316	Microsemi Corp. (a)	153,163
2,144	NeuStar, Inc. - Class A (a)	106,085
4,011	Progress Software Corp. (a)	103,805
8,068	Saba Software, Inc. (a)	81,809
7,295	Seachange International, Inc. (a)	83,674
4,594	Skyworks Solutions, Inc. (a)	114,115
3,206	SYNNEX Corp. (a)	197,009
14,697	United Online, Inc.	117,282
2,270	Verint Systems, Inc. (a)	84,126
		1,585,936
	Materials 4.1%
1,371	Ashland, Inc.	126,790
1,390	Cabot Corp.	59,367
732	Domtar Corp.	58,135
1,038	Kaiser Aluminum Corp.	73,958
3,103	Sensient Technologies Corp.	148,603
		466,853
	Real Estate Investment Trusts 10.5%
5,148	Acadia Realty Trust	127,052
2,000	Aviv REIT, Inc.	45,600
2,922	CoreSite Realty Corp.	99,173
6,261	CubeSmart	111,696
6,445	First Industrial Realty Trust, Inc.	104,860
2,625	Kilroy Realty Corp.	131,119
10,360	NorthStar Realty Finance Corp.	96,141
2,980	Pebblebrook Hotel Trust	85,556

3,075	Potlatch Corp.	122,016
1,295	PS Business Parks, Inc.	96,633
3,323	Sabra Health Care REIT, Inc.	76,462
13,093	Strategic Hotels & Resorts, Inc. (a)	113,647
		1,209,955
	Utilities 4.6%
4,142	Aqua America, Inc.	102,432
2,144	Atmos Energy Corp.	91,313
2,499	Black Hills Corp.	124,600
1,309	Laclede Group, Inc.	58,905
1,994	PNM Resources, Inc.	45,124
1,909	Portland General Electric Co.	53,891
2,234	The Empire District Electric Co.	48,389
		524,654
	Total Common Stocks
	(Cost $7,786,312)	10,984,917

CLOSED-END FUNDS 0.6%
	Financials 0.6%
5,611	Prospect Capital Corp.	62,731

	Total Closed-End Funds
	(Cost $60,382)	62,731

SHORT-TERM INVESTMENTS 3.1%
	Investment Company 3.1%
355,731	STIT-STIC Prime Portfolio - Institutional Class, 0.02%	355,731
	Total Short-Term Investments
	(Cost $355,731)	355,731

	Total Investments 99.2%
	(Cost $8,202,425)	11,403,379

	Other Assets in Excess of Liabilities 0.8%	95,288

	TOTAL NET ASSETS 100.0%	$11,498,667

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Cost of investments	$8,202,425
Gross unrealized appreciation	3,264,795
Gross unrealized depreciation	(63,841)
Net unrealized appreciation	$3,200,954

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and evaluated dealer bid quotations. Shares of underlying mutual funds are valued at their respective NAVs. Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges, including participatory notes, generally are valued at the last sale price of such securities on their respective exchange. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra RobecoSAM Global Equity, Frontegra MFG Global Equity and Frontegra MFG Core Infrastructure Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board of Directors.

RobecoSAM Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$16,769,380	$-	$-	$16,769,380
Preferred Stocks	258,235	-	-	258,235
Rights	17,844	-	-	17,844
Total Equity	17,045,459	-	-	17,045,459
Short-Term Investments	315,109	-	-	315,109
Total Investments in Securities	$17,360,568	$-	$-	$17,360,568

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$471,989,549	$-	$-	$471,989,549
Total Equity	471,989,549	-	-	471,989,549
Short-Term Investments	9,482,064	-	-	9,482,064
Total Investments in Securities	$481,471,613	$-	$-	$481,471,613

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$7,427,076	$-	$-	$7,427,076
Closed-End Funds	74,828	-	-	74,828
Rights	12,001	-	-	12,001
Total Equity	7,513,905	-	-	7,513,905
Short-Term Investments	25,887	-	-	25,887
Total Investments in Securities	$7,539,792	$-	$-	$7,539,792

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$5,446,412	$-	$-	$5,446,412
Warrants	681	-	-	681
Total Equity	5,447,093	-	-	5,447,093
Short-Term Investments	529,595	-	-	529,595
Total Investments in Securities	$5,976,688	$-	$-	$5,976,688

Netols Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$116,848,629	$-	$-	$116,848,629
Total Equity	116,848,629	-	-	116,848,629
Short-Term Investments	3,224,976	-	-	3,224,976
Total Investments in Securities	$120,073,605	$-	$-	$120,073,605

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$10,984,917	$-	$-	$10,984,917
Closed-End Funds	62,731	-	-	62,731
Total Equity	11,047,648	-	-	11,047,648
Short-Term Investments	355,731	-	-	355,731
Total Investments in Securities	$11,403,379	$-	$-	$11,403,379

(a) See Fund's Schedule of Investments for sector or country classifications

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2013, or for any other tax years which are open for exam. As of September 30, 2013, open tax years include the tax years ended June 30, 2010 through 2013 and the current fiscal year.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

At June 30, 2013, the RobecoSAM Global Equity Fund had long-term capital loss caryforwards that will not expire of $307,951 and the Timpani Small Cap Growth Fund had short-term capital loss carryforwards that will not expire of $86,398.

The MFG Global Equity Fund, MFG Core Infrastructure Fund, Netols Small Cap Value Fund and Phocas Small Cap Value Fund did not have any capital loss carryforwards as of June 30, 2013.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By  /s/ William D. Forsyth III
             William D. Forsyth III, President
             (Principal Executive Officer)

Date   November 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ William D. Forsyth III
               William D. Forsyth III, President
               (Principal Executive Officer)

Date   November 14, 2013

By   /s/ Elyce D. Dilworth
              Elyce D. Dilworth, Treasurer and Assistant Secretary
              (Principal Financial Officer)

Date   November 14, 2013